Offerings	Sep. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$750,000,000 5.126% Senior Callable Fixed-to-Fixed Reset Rate Notes due September 18, 2030
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 750,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575
Offering Note
1	Final prospectus supplement

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$400,000,000 Senior Callable Floating Rate Notes due September 17, 2032
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 400,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,240
Offering Note
1	Final prospectus supplement

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$850,000,000 5.437% Senior Callable Fixed-to-Fixed Reset Rate Notes due September 17, 2032
Amount Registered | shares	850,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 850,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 117,385
Offering Note
1	Final prospectus supplement

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$750,000,000 5.625% Senior Callable Fixed-to-Fixed Reset Rate Notes due September 15, 2034
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 750,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575
Offering Note
1	Final prospectus supplement

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$750,000,000 6.205% Senior Callable Fixed-to-Fixed Reset Rate Notes due September 18, 2047
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 750,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575
Offering Note
1	Final prospectus supplement